Investments (Schedule of equity method investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	¥ 25,455,744		¥ 28,799,969		$ 3,901,263
Non-current assets	27,363,050		23,409,514		4,193,572
Current liabilities	6,160,271		7,637,621		944,101
Non-current liabilities	5,463,397		5,688,025		837,303
Non-controlling interests	35,868		5,351,880		$ 5,497
Revenues	13,230,945	$ 2,027,731	6,239,309	¥ 829,476
Gross Profit	3,721,356	570,323	1,686,651	103,775
Net income	9,723,160	1,490,140	3,700,029	2,115,697
Net income attributable to common shareholders of the Company	9,608,906	$ 1,472,630	3,379,330	1,641,958
Equity Method Investments [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Currents assets	12,710,995		1,456,771
Non-current assets	1,976,493		806,739
Current liabilities	2,917,594		307,199
Non-current liabilities	279,378		3,353
Non-controlling interests	0		299
Revenues	9,716,934		758,550	987,592
Gross Profit	2,673,976		627,241	852,059
Net income	162,887		220,262	541,500
Net income attributable to common shareholders of the Company	¥ 162,887		¥ 220,279	¥ 541,500